STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense		$ 9,635	$ 7,678	$ 7,969
Total unrecognized compensation cost		$ 10,200
Unrecognized compensation cost, period for recognition (in years)		1 year 11 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		3,803,798
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	83,551
Share-based Compensation Arrangement by Share-based Payment Award, Option Term		10 years
Options outstanding at end of year		20,515	27,451
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)		27,451
Granted (in shares)		0	0	0
Exercised (in shares)		(6,936)
Forfeited or expired (in shares)		0
Outstanding at end of year (in shares)		20,515	27,451
Exercised (in shares)		20,515
Weighted average exercise price, outstanding at beginning of year (in dollars per share)		$ 10.53
Weighted average exercise price, granted (in dollars per share)		0.00
Weighted average exercise price, exercised (in dollars per share)		9.21
Weighted average exercise price, forfeited or expired (in dollars per share)		0.00
Weighted average exercise price, outstanding at end of year (in dollars per share)		10.98	$ 10.53
Weighted average exercise price, Exercisable (in dollars per share)		$ 10.98
Weighted average remaining contractual term, outstanding at end of year (in years)		1 year 9 months 10 days
Weighted average remaining contractual life, exercisable at end of year (in years)		1 year 9 months 10 days
Aggregate intrinsic value, outstanding at end of year		$ 275
Aggregate intrinsic value, exercisable at end of year		275
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total intrinsic value of options exercised		114	$ 86	$ 462
Proceeds from exercise of stock options		64	72	90
Share-based Payment Arrangement, Exercise of Option, Tax Benefit		2,229	1,776	1,844
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value		$ 8,600	$ 6,100	$ 7,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	530,569	763,283	530,569	462,446
Number of shares granted		539,020	503,311	395,023
Number of shares vested		(386,848)	(233,828)	(295,633)
Number of shares forfeited		(75,722)	(36,769)	(31,267)
Number of shares nonvested at end of year		839,733	763,283	530,569
Weighted average of shares fair value, nonvested at beginning of year	$ 27.19	$ 22.04	$ 27.19	$ 26.39
Weighted average of shares fair value granted		22.69	18.62	26.55
Weighted average of shares fair value vested		22.24	26.07	24.94
Weighted average of shares fair value forfeited		22.86	23.79	28.63
Weighted average of shares fair value, nonvested at end of year		$ 22.30	$ 22.04	$ 27.19